Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Expense

The operating lease expense, including one lease arrangements, for the year ended December 31, 2025, 2024 and 2023 was as follows:

		For the year ended	For the year ended	For the year ended
Lease Cost	Classification	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	General and administrative expenses	$10,000	$10,000	$10,000

Total lease cost		$10,000	$10,000	$10,000
Operating lease cost-discontinued operations	General and administrative expenses	-	-	-
Total lease cost		$10,000	$10,000	$10,000